Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
OPERATING ACTIVITIES
Net income	$ 132,579	$ 107,260	$ 81,573
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Depreciation and amortization	121,892	110,772	103,284
Amortization of:
Other regulatory assets and liabilities—net	1,305	610	574
Debt related costs	1,187	886	873
Deferred income taxes—net	104,405	25,795	1,431
Accrued/deferred pension and other post-retirement benefit cost	25,572	33,384	36,127
Compensation expense related to stock-based awards	16,478	4,105	3,050
Provision for doubtful accounts	18,197	14,252	9,258
Impairment loss	5,625	2,639	2,600
Other non-cash charges (credits)—net	(3,903)	(3,079)	2,536
CHANGES IN ASSETS AND LIABILITIES
Accounts receivable and unbilled revenues—net	(71,514)	(1,769)	12,105
Gas costs and other regulatory assets/liabilities—net	9,943	2,623	36,359
Storage gas	122,159	13,689	(64,283)
Prepaid Taxes	(38,630)	(42,128)	33,506
Accounts payable and other accrued liabilities	21,841	21,326	2,017
Customer deposits and advance payments	20,579	1,164	(22,166)
Accrued taxes	(266)	(1,923)	(6,980)
Unamortized investment tax credits	36,322	56,639	19,296
Other current assets	5,583	(16,130)	(2,513)
Other current liabilities	13,583	(1,062)	22,106
Deferred gas costs—net	670	(97,383)	(113,474)
Deferred assets—other	(10,153)	(7,525)	(133)
Deferred liabilities—other	(39,968)	(3,130)	45
Derivatives	24,468	178,104	163,571
Pension and other post-retirement benefits	(14,546)	(16,602)	(4,417)
Other—net	651	(350)	1,679
Net Cash Provided by Operating Activities	504,059	382,167	318,024
FINANCING ACTIVITIES
Common stock issued	0	714	0
Long-term debt issued	298,227	175,253	4,157
Long-term debt retired	(20,000)	(67,000)	(2,295)
Debt issuance costs	(3,497)	(1,543)	0
Notes payable issued (retired)—net	(121,500)	80,400	125,400
Dividends on common stock and preferred stock	(91,316)	(85,901)	(86,078)
Repurchase of common stock	(41,485)	(56,136)	0
Other financing activities—net	(1,457)	(560)	5,156
Net Cash Provided By Financing Activities	18,972	45,227	46,340
INVESTING ACTIVITIES
Capital expenditures (excluding AFUDC)	(464,291)	(394,762)	(312,345)
Investments in non-utility interests	(67,447)	(31,415)	(62,894)
Distributions from non-utility interests	10,780	4,116	4,090
Loans to external parties	(4,151)	0	0
Net Cash Used in Investing Activities	(525,109)	(422,061)	(371,149)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,078)	5,333	(6,785)
Cash and Cash Equivalents at Beginning of Year	8,811	3,478	10,263
Cash and Cash Equivalents at End of Year	6,733	8,811	3,478
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunded)—net	6,935	20,110	(10,741)
Interest paid	45,654	36,991	35,471
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Project debt financing activities-net	(8,350)	253	1,386
Capital expenditure accruals included in accounts payable and other accrued liabilities	45,780	55,164	32,040
Dividends paid in common stock	0	5,312	6,863
Washington Gas Light Company
OPERATING ACTIVITIES
Net income	108,678	98,324	72,322
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Depreciation and amortization	108,902	102,713	99,188
Amortization of:
Other regulatory assets and liabilities—net	1,305	610	911
Debt related costs	1,275	886	527
Deferred income taxes—net	76,621	7,050	(2,915)
Accrued/deferred pension and other post-retirement benefit cost	24,757	33,670	35,707
Compensation expense related to stock-based awards	14,958	3,185	2,292
Provision for doubtful accounts	12,734	11,839	7,183
Impairment loss	0	2,639	2,600
Other non-cash charges (credits)—net	1,679	8,838	7,615
CHANGES IN ASSETS AND LIABILITIES
Accounts receivable and unbilled revenues—net	(16,127)	(39,253)	(464)
Gas costs and other regulatory assets/liabilities—net	9,943	2,623	36,359
Storage gas	61,594	(23,857)	(17,400)
Prepaid Taxes	(14,228)	(1,269)	31,937
Accounts payable and other accrued liabilities	(1,007)	49,429	(24,949)
Customer deposits and advance payments	20,132	1,164	(22,166)
Accrued taxes	(12,951)	(770)	6,272
Other current assets	4,958	(5,089)	5,843
Other current liabilities	1,435	(526)	19,253
Deferred gas costs—net	670	(97,383)	(113,474)
Deferred assets—other	(10,036)	(10,073)	(757)
Deferred liabilities—other	(13,912)	(3,007)	(966)
Derivatives	4,466	170,744	137,559
Pension and other post-retirement benefits	(13,750)	(16,973)	(4,261)
Other—net	258	(359)	(4,167)
Net Cash Provided by Operating Activities	372,354	295,155	274,049
FINANCING ACTIVITIES
Long-term debt issued	50,000	175,253	4,157
Long-term debt retired	(20,000)	(67,000)	(2,295)
Debt issuance costs	(741)	(1,543)	0
Notes payable issued (retired)—net	0	(35,500)	25,700
Dividends on common stock and preferred stock	(79,763)	(79,665)	(76,522)
Other financing activities—net	0	(1,749)	336
Net Cash Provided By Financing Activities	(50,504)	(10,204)	(48,624)
INVESTING ACTIVITIES
Capital expenditures (excluding AFUDC)	(322,909)	(283,891)	(225,426)
Net Cash Used in Investing Activities	(322,909)	(283,891)	(225,426)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,059)	1,060	(1)
Cash and Cash Equivalents at Beginning of Year	1,060	0	1
Cash and Cash Equivalents at End of Year	1	1,060	0
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunded)—net	8,902	19,007	(15,799)
Interest paid	36,971	36,380	35,091
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Project debt financing activities-net	(8,350)	253	1,386
Capital expenditure accruals included in accounts payable and other accrued liabilities	$ 40,926	$ 46,331	$ 16,429